Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Additional Cash Flow Information and Noncash Investing and Financing Activities

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Additional cash flow information:
Interest paid	¥8,554	¥7,309	¥6,367
Income taxes paid	59,438	87,134	46,227
Noncash investing and financing activities:
Capital lease obligations incurred	¥3,286	¥2,300	¥2,244